Property and equipment	6 Months Ended
Jun. 30, 2023
Property and equipment
Property and equipment

4Property and equipment

The property and equipment net book value consists of the following:

	(Unaudited)	(Audited)
	At 30 June	At 31 December
	2023	2022
	USD	USD

Leasehold improvements	672,511	749,750
Furniture, fittings and equipment	200,174	521,088
Property and equipment, net	872,685	1,270,838